Other Assets (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Balance Sheet Components [Line Items]
Available for sale securities	$ 4.5	$ 4.9
Deferred income taxes—non-current	250.0	271.9
Other	219.2	218.3
Total	$ 473.7	$ 495.1